Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 673	$ 131
Accounts receivable	3,999	4,126
Inventory	2,621	2,793
Prepaids and other	301	279
Current portion of other long-term assets	70	76
Current assets	7,664	7,405
Non-current assets
Exploration and evaluation assets	2,651	2,526
Property, plant and equipment	77,645	73,414
Lease assets	3,001	1,394
Other long-term assets	869	620
Assets	91,830	85,359
Current liabilities
Accounts payable	1,105	1,079
Accrued liabilities	4,255	4,525
Current income taxes payable	597	92
Current portion of long-term debt	441	2,400
Current portion of other long-term liabilities	1,665	1,535
Current liabilities	8,063	9,631
Long-term debt	16,176	16,419
Other long-term liabilities	11,936	9,302
Deferred income taxes	11,289	10,539
Liabilities	47,464	45,891
SHAREHOLDERS' EQUITY
Share capital	11,421	11,064
Retained earnings	32,726	28,103
Accumulated other comprehensive income	219	301
Shareholders' equity	44,366	39,468
Liabilities and shareholders' equity	$ 91,830	$ 85,359